JPMorgan BetaBuilders MSCI US REIT ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Apartments — 17.1%
American Homes 4 Rent, Class A, REIT	275,691	10,434,904
Apartment Investment and Management Co., Class A, REIT	159,010	1,268,900
AvalonBay Communities, Inc., REIT	117,216	24,236,752
Camden Property Trust, REIT	87,821	10,318,089
Centerspace, REIT	16,939	1,079,861
Elme Communities, REIT	90,675	1,456,241
Equity LifeStyle Properties, Inc., REIT	153,337	9,747,633
Equity Residential, REIT	284,142	19,929,720
Essex Property Trust, Inc., REIT	54,389	15,441,037
Independence Realty Trust, Inc., REIT	203,194	3,777,377
Invitation Homes, Inc., REIT	489,753	16,504,676
Mid-America Apartment Communities, Inc., REIT	98,750	15,469,188
NexPoint Residential Trust, Inc., REIT	26,074	886,516
Sun Communities, Inc., REIT	106,770	13,179,689
UDR, Inc., REIT	273,426	11,328,039
		155,058,622
Diversified — 18.7%
Alexander & Baldwin, Inc., REIT	75,909	1,359,530
American Assets Trust, Inc., REIT	55,153	1,099,751
Armada Hoffler Properties, Inc., REIT	94,347	656,655
Broadstone Net Lease, Inc., REIT	162,791	2,590,005
Digital Realty Trust, Inc., REIT	238,352	40,882,135
EPR Properties, REIT	69,175	3,852,356
Equinix, Inc., REIT	69,464	61,740,992
Farmland Partners, Inc., REIT	66,764	755,768
Gaming and Leisure Properties, Inc., REIT	223,004	10,414,287
Gladstone Commercial Corp., REIT	50,815	729,195
Global Net Lease, Inc., REIT	200,460	1,555,570
InvenTrust Properties Corp., REIT	73,211	2,056,497
Millrose Properties, Inc., Class A, REIT	11,110	309,636
One Liberty Properties, Inc., REIT	24,733	605,464
Safehold, Inc., REIT	53,353	804,030
UMH Properties, Inc., REIT	59,602	1,000,717
Veris Residential, Inc., REIT	81,707	1,241,946
VICI Properties, Inc., REIT	822,383	26,077,765
WP Carey, Inc., REIT	180,401	11,321,967
		169,054,266
Health Care — 15.7%
Alexandria Real Estate Equities, Inc., REIT	134,366	9,431,150
American Healthcare REIT, Inc., REIT	77,218	2,697,997
CareTrust REIT, Inc., REIT	100,990	2,904,472
Community Healthcare Trust, Inc., REIT	33,296	544,057
Diversified Healthcare Trust, REIT	194,137	607,649
Global Medical REIT, Inc., REIT	84,738	538,934
Healthcare Realty Trust, Inc., REIT	334,903	4,856,093
Healthpeak Properties, Inc., REIT	599,829	10,443,023
LTC Properties, Inc., REIT	41,815	1,479,833

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care — continued
Medical Properties Trust, Inc., REIT (a)	562,120	2,568,888
National Health Investors, Inc., REIT	40,587	2,942,963
Omega Healthcare Investors, Inc., REIT	205,088	7,588,256
Sabra Health Care REIT, Inc., REIT	211,391	3,695,115
Sila Realty Trust, Inc., REIT	13,208	329,143
Universal Health Realty Income Trust, REIT	17,696	702,708
Ventas, Inc., REIT	342,245	21,999,509
Welltower, Inc., REIT	448,314	69,165,884
		142,495,674
Hotels — 2.9%
Apple Hospitality REIT, Inc., REIT	201,147	2,331,294
DiamondRock Hospitality Co., REIT	207,605	1,586,102
Host Hotels & Resorts, Inc., REIT	617,173	9,560,010
Park Hotels & Resorts, Inc., REIT	209,848	2,174,025
Pebblebrook Hotel Trust, REIT	131,870	1,210,567
RLJ Lodging Trust, REIT	164,401	1,200,127
Ryman Hospitality Properties, Inc., REIT	46,808	4,545,525
Summit Hotel Properties, Inc., REIT	132,482	580,271
Sunstone Hotel Investors, Inc., REIT	202,588	1,815,189
Xenia Hotels & Resorts, Inc., REIT	114,979	1,406,193
		26,409,303
Industrial — 12.2%
Americold Realty Trust, Inc., REIT	239,393	3,966,742
EastGroup Properties, Inc., REIT	38,365	6,504,786
First Industrial Realty Trust, Inc., REIT	116,664	5,766,701
Innovative Industrial Properties, Inc., REIT	27,032	1,492,707
LXP Industrial Trust, REIT	263,564	2,261,379
Plymouth Industrial REIT, Inc., REIT	51,111	827,998
Prologis, Inc., REIT	681,346	73,994,176
Rexford Industrial Realty, Inc., REIT	161,375	5,686,855
STAG Industrial, Inc., REIT	159,005	5,657,398
Terreno Realty Corp., REIT	68,471	3,863,134
		110,021,876
Office — 4.4%
Brandywine Realty Trust, REIT	199,873	845,463
BXP, Inc., REIT	129,603	8,726,170
COPT Defense Properties, REIT	104,294	2,862,870
Cousins Properties, Inc., REIT	137,358	3,855,639
Douglas Emmett, Inc., REIT	164,686	2,343,482
Easterly Government Properties, Inc., REIT	38,638	839,604
Empire State Realty Trust, Inc., Class A, REIT	144,294	1,105,292
Highwoods Properties, Inc., REIT	98,270	2,918,619
JBG SMITH Properties, REIT (a)	103,764	1,774,364
Kilroy Realty Corp., REIT	96,276	3,100,087
Paramount Group, Inc., REIT	204,493	1,237,183
Piedmont Office Realty Trust, Inc., Class A, REIT	137,146	976,480

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
SL Green Realty Corp., REIT	59,177	3,359,478
Vornado Realty Trust, REIT	145,467	5,479,742
		39,424,473
Regional Malls — 4.9%
CBL & Associates Properties, Inc., REIT	20,148	507,931
Macerich Co. (The), REIT	224,249	3,628,349
Simon Property Group, Inc., REIT	226,465	36,929,647
Tanger, Inc., REIT	96,635	2,879,723
		43,945,650
Shopping Centers — 5.9%
Acadia Realty Trust, REIT	92,742	1,786,211
Alexander's, Inc., REIT (a)	3,267	735,696
Brixmor Property Group, Inc., REIT	263,733	6,701,455
Curbline Properties Corp., REIT	91,651	2,079,561
Federal Realty Investment Trust, REIT	64,243	6,133,922
Kimco Realty Corp., REIT	579,610	12,322,509
Kite Realty Group Trust, REIT	196,451	4,345,496
NETSTREIT Corp., REIT	63,589	1,023,783
Phillips Edison & Co., Inc., REIT	106,266	3,768,192
Regency Centers Corp., REIT	144,775	10,445,516
Saul Centers, Inc., REIT	19,267	648,913
SITE Centers Corp., REIT	56,274	670,786
Urban Edge Properties, REIT	112,699	2,046,614
Whitestone, REIT	60,190	741,541
		53,450,195
Single Tenant — 6.5%
Agree Realty Corp., REIT	78,553	5,915,041
Essential Properties Realty Trust, Inc., REIT	128,965	4,191,363
Four Corners Property Trust, Inc., REIT	80,587	2,225,007
Getty Realty Corp., REIT (a)	42,144	1,233,133
NNN REIT, Inc., REIT	157,582	6,580,624
Realty Income Corp., REIT	676,145	38,283,330
		58,428,498
Storage — 11.0%
CubeSmart, REIT	195,812	8,372,921
Extra Space Storage, Inc., REIT	174,111	26,316,877
Iron Mountain, Inc., REIT	241,904	23,878,344
National Storage Affiliates Trust, REIT	79,843	2,746,599
Public Storage, REIT	125,387	38,670,605
		99,985,346
Total Common Stocks (Cost $998,650,407)		898,273,903

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.3%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (b) (c) (Cost $5,549,267)	5,549,267	5,549,267
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (b) (c) (Cost $6,114,880)	6,114,880	6,114,880
Total Short-Term Investments (Cost $11,664,147)		11,664,147
Total Investments — 100.6% (Cost $1,010,314,554)		909,938,050
Liabilities in Excess of Other Assets — (0.6)%		(4,985,565)
NET ASSETS — 100.0%		904,952,485

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at May 31, 2025. The total value of securities on loan at May 31, 2025 is $5,911,584.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	175	06/20/2025	USD	6,314,000	32,878

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$909,938,050	$—	$—	$909,938,050
Appreciation in Other Financial Instruments
Futures Contracts (a)	$32,878	$—	$—	$32,878

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (a) (b)	$7,996,508	$16,221,375	$18,103,003	$—	$—	$6,114,880	6,114,880	$52,466	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	4,960,676	12,287,613	11,699,022	—	—	5,549,267	5,549,267	52,910	—
Total	$12,957,184	$28,508,988	$29,802,025	$—	$—	$11,664,147		$105,376	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.